Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 7 – Subsequent Events

The Company has evaluated subsequent events through the filing date or the issuance of these financial statements and is not aware of any material items that would require disclosure in the notes to the financial statements or would be required to be recognized as of September 30, 2025.

Note 9 – Subsequent Events

On August 4, 2025, the Company appointed Christopher Stewart as its Chief Financial Officer. Pursuant to Mr. Stewart’s employment agreement, was granted 110,000 stock options and 55,000 restricted stock units (“RSUs”). The stock options have an exercise price of $21.04, with 25% of the stock options vesting on the twelve (12) month anniversary of Mr. Stewart’s employment with the Company. The balance of the stock options will vest in equal monthly increments, on each monthly anniversary of Mr. Stewart’s employment start date with the Company, over the next thirty-six (36) months. The stock options expire on the 10-year anniversary of their vesting date. 25% of the shares underlying the RSUs will vest at the end of the fiscal quarter following the twelve (12) month anniversary of Mr. Stewart’s employment start date with the Company, with a pro-rated amount for any partial quarter preceding the twelve (12) month anniversary. The balance of the RSUs will vest in equal quarterly increments, with a pro-rated amount for any partial final quarter. Each restricted stock unit represents the contingent right to receive, at settlement, one share of common stock.

On June 6, 2025, the Company entered into a lease agreement for additional corporate office space in Goleta, California. The lease was cancellable unless certain conditions were met by the lessor. On September 5, 2025, those conditions were met and the lease became non-cancellable. The lease has a term of 5 years commencing in September 2025, with a total lease commitment of approximately $476 thousand. The Company is currently evaluating the accounting impact of this agreement under ASC 842, Leases.